Schedule of Assets (Held at End of Year) (Details) - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Entity tax identification number	34-1755769
Plan number	002
Participant loans	$ 5,421,872
Total	$ 674,361,626
Investment, Identifier [Axis]: Invesco Stable Value B1, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:InvescoStableValueB1Member
Investment type	Common/collective trust funds
Number of shares | shares	25,464,422
Current Value	$ 25,464,422
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mercer Diversified Bond, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:MercerDiversifiedBondMember
Investment type	Common/collective trust funds
Number of shares | shares	1,003,721
Current Value	$ 13,008,228
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mercer International Stock, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:MercerInternationalStockMember
Investment type	Common/collective trust funds
Number of shares | shares	1,406,587
Current Value	$ 30,480,736
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mercer Small Mid Cap Stock Fund, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:MercerSmallMidCapStockFundMember
Investment type	Common/collective trust funds
Number of shares | shares	1,613,133
Current Value	$ 35,472,797
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Simon Property Group, Inc. Corporate, Common Stock
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:SimonPropertyGroupInc.CorporateCommonStockMember
Investment type	us-gaap:CommonStockMember
Number of shares | shares	190,619
Current Value	$ 35,292,847
Investment party in interest	true
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Real Asset, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetRealAssetMember
Investment type	Common/collective trust funds
Number of shares | shares	596,278
Current Value	$ 8,120,116
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street S&P 500 Index X, Common Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetSP500IndexXMember
Investment type	Common/collective trust funds
Number of shares | shares	18,178,651
Current Value	$ 219,416,316
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Small Mid Cap Index, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetSmallMidCapIndexMember
Investment type	Common/collective trust funds
Number of shares | shares	766,555
Current Value	$ 15,910,608
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2025 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2025IvMember
Investment type	Common/collective trust funds
Number of shares | shares	1,777,699
Current Value	$ 32,343,460
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2030 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2030IvMember
Investment type	Common/collective trust funds
Number of shares | shares	1,951,782
Current Value	$ 38,387,658
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2035 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2035IvMember
Investment type	Common/collective trust funds
Number of shares | shares	2,355,811
Current Value	$ 48,562,679
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2040 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2040IvMember
Investment type	Common/collective trust funds
Number of shares | shares	2,042,462
Current Value	$ 43,810,811
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2045 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2045IvMember
Investment type	Common/collective trust funds
Number of shares | shares	1,436,314
Current Value	$ 31,854,563
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2050 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2050IvMember
Investment type	Common/collective trust funds
Number of shares | shares	1,063,050
Current Value	$ 24,137,618
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2055 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2055IvMember
Investment type	Common/collective trust funds
Number of shares | shares	766,213
Current Value	$ 17,473,483
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2060 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2060IvMember
Investment type	Common/collective trust funds
Number of shares | shares	392,082
Current Value	$ 8,941,428
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2065 IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2065IvMember
Investment type	Common/collective trust funds
Number of shares | shares	171,539
Current Value	$ 3,049,614
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return 2070 IV, Common Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturn2070IvMember
Investment type	Common/collective trust funds
Number of shares | shares	37,818
Current Value	$ 458,999
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return Income IV, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturnIncomeIvMember
Investment type	Common/collective trust funds
Number of shares | shares	1,211,254
Current Value	$ 19,043,343
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Target Return Income, Common/Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetTargetReturnIncomeMember
Investment type	Common/collective trust funds
Number of shares | shares	23,117
Current Value	$ 353,963
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street US Bond Index X, Common Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetUsBondIndexXMember
Investment type	Common/collective trust funds
Number of shares | shares	1,111,742
Current Value	$ 11,691,080
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street US Index X, Common Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	spg:StateStreetUsIndexXMember
Investment type	Common/collective trust funds
Number of shares | shares	449,638
Current Value	$ 5,664,985
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Common/collective trust funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Current Value	$ 633,646,907
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Participant loans, interest rate	10.75%
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Participant loans, interest rate	4.00%